Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

4.	Cash and cash equivalents

Thousand of Reais	2025	2024	2023
Cash	3,059,750	3,639,280	3,770,483
Cash and Cash Equivalents and Investments in Foreign Currency Overseas	17,172,979	33,444,974	19,352,067
Repurchase Agreements	52,822,160	28,103,405	65,766,340
Investments in Interbank Deposit Certificates (CDI)	217,717	2,013,246	528,870
Total	73,272,606	67,200,905	89,417,760

Information related to December 31, 2023, are presented to inform the composition of the opening balances of Cash and Cash Equivalents presented in the Consolidated Statement of Cash Flows.